13. STOCK INCENTIVE PLAN (Details 1)	12 Months Ended
Sep. 30, 2019 $ / shares shares
Number of outstanding stock options | shares	17,747,090
Weighted average remaining life (years)	3 years 5 months 8 days
Weighted average exercise price exerciseable | $ / shares	$ .455
Number exercisable | shares	17,747,090
Weighted average exercise price exerciseable | $ / shares	$ 0.455
Stock Options
Number of outstanding stock options | shares	4,532,668
Weighted average remaining life (years)	3 years 8 months 12 days
Weighted average exercise price exerciseable | $ / shares	$ 2.025
Number exercisable | shares	559,042
Weighted average exercise price exerciseable | $ / shares	$ 1.122
$0.250
Number of outstanding stock options | shares	530,000
Weighted average remaining life (years)	6 months
Weighted average exercise price exerciseable | $ / shares	$ .250
Number exercisable | shares	165,625
Weighted average exercise price exerciseable | $ / shares	$ .250
$1.28 - $1.50
Number of outstanding stock options | shares	1,860,000
Weighted average remaining life (years)	3 years 9 months 29 days
Weighted average exercise price exerciseable | $ / shares	$ 1.350
Number exercisable | shares	360,000
Weighted average exercise price exerciseable | $ / shares	$ 1.280
$11.79 - $1.90
Number of outstanding stock options | shares	60,000
Weighted average remaining life (years)	4 years 6 months 22 days
Weighted average exercise price exerciseable | $ / shares	$ 1.850
Number exercisable | shares	12,083
Weighted average exercise price exerciseable | $ / shares	$ 1.840
$3.03 - $4.20
Number of outstanding stock options | shares	2,080,000
Weighted average remaining life (years)	4 years 29 days
Weighted average exercise price exerciseable | $ / shares	$ 3.080
Number exercisable | shares	20,000
Weighted average exercise price exerciseable | $ / shares	$ 4.200
$13.50 - $15.00
Number of outstanding stock options | shares	2,668
Weighted average remaining life (years)	6 months
Weighted average exercise price exerciseable | $ / shares	$ 14.250
Number exercisable | shares	1,334
Weighted average exercise price exerciseable | $ / shares	$ 13.500